Early Delivery Income, Net, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	$ 7,050	$ 11,677	$ 207
Eniadefhi
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	0	8,475	0
Marindou
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	0	3,202	0
Soffive
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	2,965	0	0
Avstes
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	2,304	0	0
Kerasies
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	1,781	0	0
Other Minor early redeliveries
Contract Termination [Line Items]
Gain (Loss) on Contract Termination	$ 0	$ 0	$ 207